Total Fair Value Amounts of Derivatives (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Derivatives, Fair Value [Line Items]
Total asset derivatives	$ 6,695	¥ 549,000	¥ 1,498,000
Total liability derivatives	$ 116,865	¥ 9,583,000	¥ 6,665,000